                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           DELAWARE TAX-FREE USA FUND
                                   a series of
                          DELAWARE GROUP TAX-FREE FUND

                              Dated March 30, 2007

               Acquisition of Substantially All of the Assets of:

                            DELAWARE TAX-FREE FLORIDA
                                  INSURED FUND
               (a series of Delaware Investments Municipal Trust)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware  Tax-Free
Florida  Insured  Fund (the  "Florida  Fund") in exchange for shares of Delaware
Tax-Free USA Fund (the "USA Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of Additional  Information of the USA Fund, dated January 3,
          2007 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Tax-Free Fund's filing under Rule 485(b)  [Accession
          No.  0001137439-07-000003] filed January 3, 2007 and will be mailed to any Shareholder who requests this SAI.

     2.   Supplement to the Statement of Additional Information of the USA Fund,
          dated  January 3, 2007 as previously  filed via EDGAR is  incorporated herein by reference to Delaware  Group  Tax-Free  Fund's  filing under
          Rule 497 [Accession No. 0000201670-07-000002] filed March 16, 2007 and will be mailed to any Shareholder who requests this SAI.

     3.   Annual  Report of the USA Fund for the fiscal  year  ended  August 31,
          2006 as previously filed via EDGAR is incorporated herein by reference
          to   Delaware   Group   Tax-Free    Fund's   N-CSR    [Accession   No.
          0001206774-06-002292] filed November 8, 2006 and will be mailed to any
          Shareholder who requests this SAI.

     4.   Annual Report of the Florida Fund for the fiscal year ended August 31,
          2006 as previously filed via EDGAR is incorporated herein by reference to Delaware  Investments  Municipal  Trust 's N-CSR/A  [Accession  No.
          0001206774-07-000437]  filed  February  21, 2007 and will be mailed to any Shareholder who requests this SAI.

     5.   Pro Forma Financial  Statements for the  reorganization of the Florida
          Fund with and into the USA Fund.

     This SAI is not a prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus   dated  March  30,  2007,   relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  USA  Fund  at  Attention:   Account  Services,   2005  Market  Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006                                            % of Total
(Unaudited)                                                      Investments
                                                                 (Pro Forma   Delaware Tax-Free USA Fund
                                                                 Combined)    Par/Shares   Market Value
                                                                 --------    ---------------------------

Municipal Bonds                                                   99.57%
Corporate Revenue Bonds                                            8.12%
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                          $2,000,000    $2,015,180
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                         3,000,000     3,105,000
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                        3,500,000     3,799,705
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                       1,695,000     1,724,273
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                                800,000       208,000
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                    4,000,000     4,189,360
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                          2,750,000     2,886,098
  Series 1998 5.50% 5/1/29 (AMT)                                               2,000,000     2,045,180
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)               3,000,000     3,241,410
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90% 5/1/22                                                                 3,000,000     3,004,920
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                          500,000       517,475
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                         5,000,000     5,399,649
  6.625% 12/1/24                                                               4,500,000     4,590,180
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                        3,000,000     3,225,090
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20% 5/1/33                                  2,600,000     2,666,586
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25% 11/15/13                                                               1,250,000     1,295,150
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                       5,000,000     5,306,200
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                    500,000       529,380
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                    3,500,000     3,637,690
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                             500,000       520,465
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                    5,000,000     5,107,800
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                           5,000,000     5,264,250
                                                                                          --------------
                                                                                            64,279,041
                                                                                          --------------

Education Revenue Bonds                                            6.53%
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                         1,300,000     1,415,323
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                                 0             0
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125% 10/1/35                                                               3,500,000     3,511,200
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                                 5,000,000     5,439,200
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                        2,600,000     2,660,528
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75% 7/1/33                                                                   500,000       532,350
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00% 7/15/36                                                                5,005,000     5,277,923
  (Nichols College Project) Series C
  6.00% 10/1/17                                                                  950,000     1,002,469
  6.125% 10/1/29                                                               1,000,000     1,054,340
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                                 0             0
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                        1,000,000     1,093,100
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)       1,000,000     1,029,940
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                            3,070,000     3,085,473
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                      2,085,000     2,178,033
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                   1,000,000     1,079,380
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                          2,000,000     2,077,340
  ^5.50% 7/1/21 (MBIA)                                                         2,000,000     1,048,700
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45% 10/1/32                                                                1,000,000     1,026,820
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                          1,630,000     1,738,395
  (Linfield College Project) Series A 5.00% 10/1/30                              600,000       616,062
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375% 7/15/29                                  1,000,000     1,052,690
Texas University Revenue (FING System) Series B 5.00% 8/15/37                  7,070,000     7,397,269
University of Central Florida Athletics Association Revenue
  Certificates of Participation Series A 5.25% 10/1/34 (FGIC)                    500,000       530,375
University of the Virgin Islands Series A 5.375% 6/1/34                          500,000       524,460
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                       1,000,000     1,050,810
                                                                                          --------------
                                                                                            46,422,180
                                                                                          --------------
Electric Revenue Bonds                                             6.28%
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                   5,000,000     5,339,550
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)          750,000       808,845
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                               1,770,000     1,845,491
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                                0             0
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                              5,500,000     5,849,030
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                       7,000,000     7,359,310
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                          2,200,000     2,214,806
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                             0             0
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                        2,500,000     2,685,500
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                       6,000,000     6,281,580
  Series NN 5.125% 7/1/29                                                      1,400,000     1,470,210
  Series PP 5.00% 7/1/25 (FGIC)                                                1,000,000     1,060,070
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)               10,000,000    10,378,300
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)              1,000,000     1,136,720
                                                                                          --------------
                                                                                            46,429,412
                                                                                          --------------

Escrowed to Maturity Bonds                                         5.41%
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                            440,000       478,900
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10% 3/1/16                                                                 1,225,000       834,482
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                       260,000       264,711
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00% 5/15/12                              4,930,000     5,543,933
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                            500,000       547,470
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                          5,000,000     5,561,300
  5.50% 1/1/15 (FGIC)                                                          7,310,000     8,181,791
  5.50% 1/1/16 (FGIC)                                                          1,000,000     1,127,030
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00% 1/1/22                                                                13,535,000    16,483,465
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                          1,000,000     1,072,380
Virgin Islands Public Finance Authority Revenue Series A
  7.30% 10/1/18                                                                2,200,000     2,749,318
                                                                                          --------------
                                                                                            42,844,780
                                                                                          --------------

Health Care Revenue Bonds                                         17.28%
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)               3,000,000     3,153,780
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25% 3/1/45                                     8,500,000     8,884,709
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                              560,000       602,986
  (St. Francis Medical Center) Series A 5.50% 6/1/32                           1,000,000     1,060,030
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                1,000,000     1,089,700
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                            1,500,000     1,525,845
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                        4,275,000     4,435,227
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                        7,500,000     8,006,924
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                 1,777,611     1,486,741
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                               5,000,000     5,188,650
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                                       0             0
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)                3,355,000     3,578,309
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25% 11/15/29                                                               1,000,000     1,093,770
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                    3,140,000     3,318,195
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                            3,500,000     3,690,680
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00% 11/15/39                                         5,800,000     5,939,896
  (Luther Oaks Project) 6.00% 8/15/39                                          3,000,000     3,094,230
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625% 1/1/28                                   2,000,000     2,125,500
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                                  0             0
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                                      0             0
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                  7,000,000     7,280,699
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50% 7/1/36                                                                 3,000,000     3,180,990
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375% 2/15/35                                                                 255,000       267,023
  5.75% 2/15/35                                                                  405,000       439,591
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                        1,000,000     1,061,590
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                   1,500,000     1,568,655
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                              2,000,000     2,143,620
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                     2,345,000     2,401,538
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                                0             0
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                      3,500,000     3,680,670
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                             2,500,000     2,678,450
  (Trinity Health Credit) Series C 5.375% 12/1/30                              6,000,000     6,338,040
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                         500,000       531,130
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                             3,500,000     3,750,810
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10% 7/1/34                                                                 2,500,000     2,562,750
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                         4,000,000     4,112,560
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                      6,000,000     6,228,060
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                            1,250,000     1,299,188
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                           500,000       523,510
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                                    0             0
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625% 11/15/32                                                       0             0
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625% 12/1/31                                                   0             0
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                      1,750,000     1,860,233
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                1,200,000     1,210,128
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26               2,500,000     2,518,625
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                                0             0
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                  4,000,000     4,157,520
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                                        0             0
University Colorado Hospital Authority Revenue Series A
  5.25% 11/15/39                                                               2,000,000     2,076,740
                                                                                         --------------
                                                                                           120,147,292
                                                                                         --------------

Housing Revenue Bonds                                              3.85%
Florida Housing Finance Agency (Crossings Indian Run
  Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                                 0             0
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                    0             0
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                    0             0
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                           0             0
  6.30% 9/1/36 (AMBAC) (AMT)                                                           0             0
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                                        0             0
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                                  0             0
  (The Vineyards Project) Series H 6.40% 11/1/15                                       0             0
  (Woodbridge Apartments) Series L 6.15% 12/1/26                                       0             0
  (AMBAC) (AMT)
  6.25% 6/1/36 (AMBAC) (AMT)                                                           0             0
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                   1,150,000     1,205,074
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                           2,790,000     2,869,739
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                 2,000,000     2,115,060
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)               1,455,000     1,507,947
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                     110,000       111,848
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                        285,000       291,404
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                         80,000        81,720
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                         25,000        25,429
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                        115,000       116,783
Missouri State Housing Development Commission
  Multifamily Housing Revenue (Hyder) Series 3 5.60% 7/1/34 (FHA)(AMT)         1,435,000     1,495,256
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                   500,000       517,510
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                  235,000       241,662
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                            195,000       197,088
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                1,300,000     1,324,713
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                            0             0
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                                 1,095,000     1,097,113
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                          1,100,000     1,124,299
Santa Fe, New Mexico Single Family Mortgage Revenue Series B-1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                              175,000       177,357
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                 1,000,000     1,025,760
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                        0             0
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                        1,500,000     1,530,285
                                                                                          --------------
                                                                                            17,056,047
                                                                                          --------------

Lease Revenue Bonds                                                6.50%
Battery Park City, New York Authority Revenue Series A
  5.25% 11/1/22                                                                2,250,000     2,432,363
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30                2,750,000     2,908,840
Chesterfield, Missouri Certificates of Participation
  5.00% 12/1/24 (FGIC)                                                         1,000,000     1,057,980
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/09 (MBIA)                   0             0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                             1,000,000     1,051,020
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                                 0             0
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                    700,000       755,832
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                1,435,000     1,497,509
  5.50% 12/1/24                                                                2,480,000     2,621,459
  5.625% 12/1/28                                                               2,930,000     3,118,780
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                              500,000       512,090
  (Sewer System Improvement Project) Series C
  5.00% 3/1/25                                                                   605,000       619,659
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                         3,000,000     3,045,360
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                    500,000       522,675
  Series C 5.25% 11/1/15 (MBIA)                                                1,000,000     1,073,610
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                              0             0
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                                0             0
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                       1,000,000     1,031,040
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                                0             0
  Series I 5.25% 7/1/33                                                       12,000,000    12,535,440
  oSeries J 5.00% 7/1/36 (AMBAC)                                               2,000,000     2,129,260
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AM0AC)                        0             0
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                1,000,000     1,056,660
  Series B 5.10% 12/1/25 (MBIA)                                                  500,000       516,635
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                         1,000,000     1,057,060
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)            3,035,000     1,654,894
                                                                                          --------------
                                                                                            41,198,166
                                                                                          --------------

Local General Obligation Bonds                                     7.31%
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                           1,000,000     1,055,250
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                           4,000,000     4,254,760
  5.25% 2/1/29 (PSF)                                                           2,960,000     3,145,089
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                            500,000       530,810
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                            1,000,000     1,102,290
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                           500,000       532,815
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                                       0             0
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                               1,500,000     1,585,590
Henderson, Nevada Local Improvement Districts #T-18
  5.30% 9/1/35                                                                 3,475,000     3,518,855
Hollywood Community Redevelopment Agency
  5.625% 3/1/24                                                                        0             0
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)                 845,000       924,438
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)              500,000       526,635
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                                      0             0
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125% 9/1/35                                3,750,000     3,790,950
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                          500,000       577,855
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)              2,160,000     2,306,210
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                      700,000       728,742
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)             1,250,000     1,359,663
New York City, New York
  Series G 5.00% 12/1/33                                                       4,900,000     5,089,189
  Series H 6.125% 8/1/25                                                         315,000       324,771
  Series I 5.00% 8/1/21                                                        2,500,000     2,625,700
  Series I 5.125% 3/1/23                                                       5,875,000     6,176,211
  Series J 5.00% 3/1/35                                                        4,000,000     4,155,720
  Series J 5.25% 6/1/28                                                        5,400,000     5,718,492
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)               250,000       262,975
Port St. Lucie 5.00% 7/1/35 (MBIA)                                                     0             0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                              2,000,000     2,167,780
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                           1,000,000     1,051,770
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                         200,000        98,434
                                                                                          --------------
                                                                                            53,610,994
                                                                                          --------------

ss.Pre-Refunded Bonds                                              9.74%
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A
   5.90% 10/1/30-10 (AMBAC)                                                    6,000,000     6,579,720
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                          1,000,000     1,065,800
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                            1,250,000     1,362,988
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-1 6.25% 9/1/26-07(AMBAC) (AMT)                                              0             0
  6.375% 9/1/36-07 (AMBAC) (AMT)                                                       0             0
  (Sterling Palms Apartments) Series D-1
  6.30% 12/1/16-06 (AMBAC) (AMT)                                                       0             0
  6.40% 12/1/26-06 (AMBAC) (AMT)                                                       0             0
  6.50% 6/1/36-06 (AMBAC) (AMT)                                                        0             0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                              8,500,000     9,397,939
  5.625% 6/1/38-13                                                             7,500,000     8,347,800
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00% 11/15/31-11                                           0             0
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                                500,000       506,805
Jacksonville Port Authority Seaport Revenue 5.70%
   11/1/30-10 (MBIA) (AMT)                                                             0             0
Jackson, Oregon School District #6 Central Point
  5.25% 6/15/20-10 (FGIC)                                                      1,175,000     1,243,326
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)         1,000,000     1,079,000
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                             0             0
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                  1,500,000     1,589,115
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                      2,000,000     2,228,320
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
  Park Project) 5.625% 6/1/35-13                                               1,125,000     1,245,308
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30% 7/1/22-09                                     2,070,000     2,254,499
New York City, New York Series H 6.125% 8/1/25-07                              4,685,000     4,842,885
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)               1,000,000     1,024,710
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375% 6/1/30-11                                  4,000,000     4,460,960
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                         920,000       982,321
  5.375% 7/1/21-07 (MBIA)                                                         50,000        51,521
  Series A 5.125% 7/1/31-11                                                    3,495,000     3,731,751
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25% 7/1/38-12                                           0             0
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                         1,240,000     1,255,599
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                             1,000,000     1,021,720
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                             0             0
  6.125% 10/1/18-09 (AMBAC)                                                            0             0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                     1,250,000     1,341,625
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                          800,000       884,976
                                                                                          --------------
                                                                                            56,498,688
                                                                                          --------------

Special Tax Bonds                                                  7.31%
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B
  5.00% 10/1/32 (FSA)                                                          2,000,000     2,085,260
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                        2,500,000     2,668,325
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                                  0             0
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)               1,000,000     1,049,680
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                                0             0
  5.125% 10/1/32 (FGIC)                                                                0             0
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                 1,500,000     1,492,425
  5.125% 1/1/37                                                                1,500,000     1,507,470
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/31                                                                1,000,000     1,049,340
  5.75% 6/15/34                                                                2,000,000     2,130,920
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                        5,000,000     5,195,700
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00% 3/15/31                                   5,200,000     5,471,856
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                       1,000,000     1,080,510
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                                  0             0
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                               0             0
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                          6,250,000     6,636,125
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                          1,000,000     1,164,760
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                         1,000,000     1,001,820
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                              4,500,000     4,688,055
                                                                                          --------------
                                                                                            37,222,246
                                                                                          --------------

State General Obligation Bonds                                    10.98%
California State
  5.00% 2/1/26 (AMBAC)                                                         5,570,000     5,819,369
  5.00% 2/1/33                                                                 6,350,000     6,550,025
  5.25% 2/1/30 (MBIA)                                                          3,500,000     3,711,050
Illinois State Series A 5.00% 3/1/34                                           7,000,000     7,259,070
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00% 8/1/11                                                                 5,000,000     5,327,300
  5.00% 3/1/12                                                                 8,000,000     8,567,520
  5.25% 3/1/13                                                                10,000,000    10,947,500
  5.50% 8/1/14                                                                 5,000,000     5,620,600
Pennsylvania State First Series
  5.00% 7/1/11                                                                 5,955,000     6,320,161
  5.00% 7/1/13                                                                 3,000,000     3,236,250
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                            965,000     1,011,368
  5.25% 7/1/27 (FSA)                                                             705,000       745,248
  Series A 5.125% 7/1/31                                                       7,880,000     8,058,640
  Series A 5.25% 7/1/23                                                          500,000       529,400
  Series A 5.50% 7/1/19 (MBIA)                                                 9,000,000    10,339,380
                                                                                          --------------
                                                                                            84,042,881
                                                                                          --------------

Transportation Revenue Bonds                                       5.29%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31              7,100,000     7,489,577
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                           3,750,000     3,921,263
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                       2,395,000     2,579,008
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                          1,500,000     1,597,875
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                                 920,000       991,797
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                              2,000,000     2,142,740
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30
  (MBIA) (AMT)                                                                         0             0
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                              3,000,000     3,132,390
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                               0             0
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                            0             0
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                          500,000       523,530
Port of Oakland, California Revenue Series K 5.75%
  11/1/29 (FGIC) (AMT)                                                         3,500,000     3,703,700
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                                0             0
Authority Revenue Series K 5.00% 7/1/35                                        2,500,000     2,558,100
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                        7,500,000     7,796,474
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                                1,635,000     1,749,957
                                                                                          --------------
                                                                                            38,186,411
                                                                                          --------------

Water & Sewer Revenue Bonds                                        4.98%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                     4,375,000     4,688,513
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                          1,000,000     1,080,090
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)               1,000,000     1,065,300
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                         1,250,000     1,305,313
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)           1,060,000     1,062,056
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                     12,125,000    12,720,700
  Series A 5.25% 6/15/34                                                       3,705,000     3,930,190
  Series B 5.00% 6/15/23 (FSA)                                                 1,000,000     1,057,040
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                    325,000       341,783
  Series B 5.00% 6/15/27 (MBIA)                                                1,000,000     1,061,130
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                       4,000,000     4,222,440
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                      0             0
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                         0             0
Virgin Islands Water & Power Authority Water System Revenue
  5.50% 7/1/17                                                                   510,000       525,479
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                      2,890,000     3,162,267
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                                     0             0
                                                                                          --------------
                                                                                            36,222,301
                                                                                          --------------
Total Municipal Bonds (cost $650,673,277)                                                  684,160,439
                                                                                          --------------

oVariable Rate Demand Notes                                        0.43%
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)               1,925,000     1,925,000
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38% 7/1/30                                    1,500,000     1,500,000
                                                                                          --------------
Total Variable Rate Demand Notes (cost $3,425,000)                                           3,425,000
                                                                                          --------------

Total Investments at Market                                       100.00%                  687,585,439
                                                                                          --------------

Total Investments at Cost                                                                $ 654,098,277
                                                                                          --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)                                                                  Delaware Tax-Free Florida
                                                                                    Insured Fund
                                                                             Par/Shares   Market Value
                                                                             --------------------------

Municipal Bonds
Corporate Revenue Bonds
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                                $0           $0
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                               0            0
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                              0            0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                             0            0
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                                    0            0
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                          0            0
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                                0            0
  Series 1998 5.50% 5/1/29 (AMT)                                                     0            0
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                     0            0
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90% 5/1/22                                                                       0            0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                              0            0
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                               0            0
  6.625% 12/1/24                                                                     0            0
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                              0            0
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20% 5/1/33                                        0            0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25% 11/15/13                                                                     0            0
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                             0            0
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                        0            0
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                          0            0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                 0            0
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                          0            0
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                                 0            0
                                                                                         ------------
                                                                                                  0
                                                                                         ------------

Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                               0            0
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                       1,000,000    1,042,890
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125% 10/1/35                                                                     0            0
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                                       0            0
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                              0            0
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75% 7/1/33                                                                       0            0
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00% 7/15/36                                                                      0            0
  (Nichols College Project) Series C
  6.00% 10/1/17                                                                      0            0
  6.125% 10/1/29                                                                     0            0
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                       2,000,000    2,145,520
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                              0            0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)             0            0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                  0            0
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                            0            0
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                         0            0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                0            0
  ^5.50% 7/1/21 (MBIA)                                                               0            0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45% 10/1/32                                                                      0            0
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                                0            0
  (Linfield College Project) Series A 5.00% 10/1/30                                  0            0
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375% 7/15/29                                        0            0
Texas University Revenue (FING System) Series B 5.00% 8/15/37                        0            0
University of Central Florida Athletics Association Revenue
  Certificates of Participation Series A 5.25% 10/1/34 (FGIC)                2,000,000    2,121,500
University of the Virgin Islands Series A 5.375% 6/1/34                              0            0
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                             0            0
                                                                                         ------------
                                                                                          5,309,910
                                                                                         ------------
Electric Revenue Bonds
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                         0            0
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)              0            0
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                                     0            0
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                      2,000,000    2,082,320
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                                    0            0
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                             0            0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                                0            0
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                   1,125,000    1,225,373
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                              0            0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                             0            0
  Series NN 5.125% 7/1/29                                                            0            0
  Series PP 5.00% 7/1/25 (FGIC)                                                      0            0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                      0            0
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                    0            0
                                                                                         ------------
                                                                                          3,307,693
                                                                                         ------------

Escrowed to Maturity Bonds
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                                0            0
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10% 3/1/16                                                                       0            0
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                           0            0
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00% 5/15/12                                    0            0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                                0            0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                                0            0
  5.50% 1/1/15 (FGIC)                                                                0            0
  5.50% 1/1/16 (FGIC)                                                                0            0
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00% 1/1/22                                                                       0            0
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                                0            0
Virgin Islands Public Finance Authority Revenue Series A
  7.30% 10/1/18                                                                      0            0
                                                                                         ------------
                                                                                                  0
                                                                                         ------------

Health Care Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                     0            0
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25% 3/1/45                                           0            0
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                  0            0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                 0            0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                      0            0
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                                  0            0
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                              0            0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                              0            0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                       0            0
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                                     0            0
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                               560,000      586,466
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)                      0            0
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25% 11/15/29                                                                     0            0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                          0            0
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                          1,000,000    1,054,480
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00% 11/15/39                                               0            0
  (Luther Oaks Project) 6.00% 8/15/39                                                0            0
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625% 1/1/28                                         0            0
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                        3,000,000    3,065,580
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                            1,000,000    1,040,100
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                        0            0
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50% 7/1/36                                                                       0            0
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375% 2/15/35                                                                     0            0
  5.75% 2/15/35                                                                      0            0
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                              0            0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                         0            0
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                                    0            0
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                           0            0
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                      1,500,000    1,567,455
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                            0            0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                   0            0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                    0            0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                             0            0
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                                   0            0
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10% 7/1/34                                                                       0            0
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                               0            0
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                            0            0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                  0            0
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                               0            0
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                            500,000      510,635
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625% 11/15/32                                             1,000,000    1,073,170
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625% 12/1/31                                         2,000,000    2,094,060
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                            0            0
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                                      0            0
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26                     0            0
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                      3,000,000    3,206,580
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                        0            0
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                              2,500,000    2,504,350
University Colorado Hospital Authority Revenue Series A
  5.25% 11/15/39                                                                     0            0
                                                                                        ------------
                                                                                         16,702,876
                                                                                        ------------

Housing Revenue Bonds
Florida Housing Finance Agency (Crossings Indian Run
  Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                         750,000      766,898
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                            380,000      388,212
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                            700,000      715,064
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                 2,765,000    2,822,732
  6.30% 9/1/36 (AMBAC) (AMT)                                                 2,000,000    2,041,680
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                              1,000,000    1,026,800
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                          500,000      510,490
  (The Vineyards Project) Series H 6.40% 11/1/15                               500,000      511,105
  (Woodbridge Apartments) Series L 6.15% 12/1/26                             1,750,000    1,789,603
  (AMBAC) (AMT)
  6.25% 6/1/36 (AMBAC) (AMT)                                                 2,000,000    2,045,040
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                         0            0
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                                 0            0
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                       0            0
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                     0            0
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                         0            0
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                            0            0
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                            0            0
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                            0            0
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                            0            0
Missouri State Housing Development Commission
  Multifamily Housing Revenue (Hyder) Series 3 5.60% 7/1/34 (FHA)(AMT)               0            0
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                       0            0
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                      0            0
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                0            0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                      0            0
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                    295,000      301,463
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                                       0            0
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                                0            0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B-1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                                  0            0
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                       0            0
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                500,000      514,850
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                              0            0
                                                                                        ------------
                                                                                         13,433,937
                                                                                        ------------

Lease Revenue Bonds
Battery Park City, New York Authority Revenue Series A
  5.25% 11/1/22                                                                      0            0
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30                      0            0
Chesterfield, Missouri Certificates of Participation
  5.00% 12/1/24 (FGIC)                                                               0            0
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/09 (MBIA          1,000,000    1,051,350
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                                   0            0
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                       1,750,000    1,828,698
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                        0            0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                      0            0
  5.50% 12/1/24                                                                      0            0
  5.625% 12/1/28                                                                     0            0
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                  0            0
  (Sewer System Improvement Project) Series C
  5.00% 3/1/25                                                                       0            0
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                               0            0
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                        0            0
  Series C 5.25% 11/1/15 (MBIA)                                                      0            0
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                    4,000,000    4,251,199
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                      1,000,000    1,049,470
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                             0            0
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                        930,000    1,023,521
  Series I 5.25% 7/1/33                                                              0            0
  oSeries J 5.00% 7/1/36 (AMBAC)                                                     0            0
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AM0AC)              1,000,000    1,045,940
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                      0            0
  Series B 5.10% 12/1/25 (MBIA)                                                      0            0
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                               0            0
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                  0            0
                                                                                        ------------
                                                                                         10,250,178
                                                                                        ------------

Local General Obligation Bonds
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                                 0            0
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                                 0            0
  5.25% 2/1/29 (PSF)                                                                 0            0
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                                0            0
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                                  0            0
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                               0            0
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                               695,000      696,383
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                                     0            0
Henderson, Nevada Local Improvement Districts #T-18
  5.30% 9/1/35                                                                       0            0
Hollywood Community Redevelopment Agency
  5.625% 3/1/24                                                              1,200,000    1,278,840
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)                     0            0
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)                  0            0
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                              200,000      207,852
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125% 9/1/35                                      0            0
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                              0            0
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)                    0            0
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                          0            0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                   0            0
New York City, New York
  Series G 5.00% 12/1/33                                                             0            0
  Series H 6.125% 8/1/25                                                             0            0
  Series I 5.00% 8/1/21                                                              0            0
  Series I 5.125% 3/1/23                                                             0            0
  Series J 5.00% 3/1/35                                                              0            0
  Series J 5.25% 6/1/28                                                              0            0
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)                   0            0
Port St. Lucie 5.00% 7/1/35 (MBIA)                                           2,000,000    2,106,260
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                    0            0
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                                 0            0
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                             0            0
                                                                                         ------------
                                                                                          4,289,335
                                                                                         ------------

ss.Pre-Refunded Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A
   5.90% 10/1/30-10 (AMBAC)                                                          0            0
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                                0            0
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                                  0            0
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-1 6.25% 9/1/26-07(AMBAC) (AMT)                                      300,000      309,138
  6.375% 9/1/36-07 (AMBAC) (AMT)                                               525,000      541,312
  (Sterling Palms Apartments) Series D-1
  6.30% 12/1/16-06 (AMBAC) (AMT)                                               895,000      917,831
  6.40% 12/1/26-06 (AMBAC) (AMT)                                             1,500,000    1,538,625
  6.50% 6/1/36-06 (AMBAC) (AMT)                                              6,540,000    6,710,040
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                    0            0
  5.625% 6/1/38-13                                                                   0            0
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00% 11/15/31-11                                 1,500,000    1,674,300
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                                    0            0
Jacksonville Port Authority Seaport Revenue 5.70%
   11/1/30-10 (MBIA) (AMT)                                                     205,000      219,606
Jackson, Oregon School District #6 Central Point
  5.25% 6/15/20-10 (FGIC)                                                            0            0
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)               0            0
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                   3,000,000    3,271,710
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                        0            0
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                            0            0
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
  Park Project) 5.625% 6/1/35-13                                                     0            0
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30% 7/1/22-09                                           0            0
New York City, New York Series H 6.125% 8/1/25-07                                    0            0
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)                     0            0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375% 6/1/30-11                                        0            0
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                             0            0
  5.375% 7/1/21-07 (MBIA)                                                            0            0
  Series A 5.125% 7/1/31-11                                                          0            0
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25% 7/1/38-12                                 3,000,000    3,250,830
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                               0            0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                   0            0
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                   1,000,000    1,079,130
  6.125% 10/1/18-09 (AMBAC)                                                  1,000,000    1,082,600
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                           0            0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                              0            0
                                                                                        ------------
                                                                                         20,595,122
                                                                                        ------------

Special Tax Bonds
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B
  5.00% 10/1/32 (FSA)                                                                0            0
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                              0            0
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                        1,000,000    1,091,440
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)                     0            0
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                      1,000,000    1,039,530
  5.125% 10/1/32 (FGIC)                                                      1,000,000    1,053,560
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                       0            0
  5.125% 1/1/37                                                                      0            0
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/31                                                                      0            0
  5.75% 6/15/34                                                                      0            0
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                              0            0
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00% 3/15/31                                         0            0
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                             0            0
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                       15,000,000   16,617,150
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                     2,500,000      846,075
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                                0            0
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                                0            0
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                               0            0
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                                    0            0
                                                                                        ------------
                                                                                         20,647,755
                                                                                        ------------

State General Obligation Bonds
California State
  5.00% 2/1/26 (AMBAC)                                                               0            0
  5.00% 2/1/33                                                                       0            0
  5.25% 2/1/30 (MBIA)                                                                0            0
Illinois State Series A 5.00% 3/1/34                                                 0            0
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00% 8/1/11                                                                       0            0
  5.00% 3/1/12                                                                       0            0
  5.25% 3/1/13                                                                       0            0
  5.50% 8/1/14                                                                       0            0
Pennsylvania State First Series
  5.00% 7/1/11                                                                       0            0
  5.00% 7/1/13                                                                       0            0
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                                0            0
  5.25% 7/1/27 (FSA)                                                                 0            0
  Series A 5.125% 7/1/31                                                             0            0
  Series A 5.25% 7/1/23                                                              0            0
  Series A 5.50% 7/1/19 (MBIA)                                               2,500,000    2,872,050
                                                                                        ------------
                                                                                          2,872,050
                                                                                        ------------

Transportation Revenue Bonds
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31                    0            0
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                                 0            0
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                             0            0
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                                0            0
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                                     0            0
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                                    0            0
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30
  (MBIA) (AMT)                                                                 295,000      313,904
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                                    0            0
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                     1,000,000    1,042,480
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                    500,000      513,290
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                              0            0
Port of Oakland, California Revenue Series K 5.75%
  11/1/29 (FGIC) (AMT)                                                               0            0
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                        800,000      812,528
Authority Revenue Series K 5.00% 7/1/35                                      1,000,000    1,023,240
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                              0            0
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                                      0            0
                                                                                        ------------
                                                                                          3,705,442
                                                                                        ------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                           0            0
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                0            0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                     0            0
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                               0            0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                 0            0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                            0            0
  Series A 5.25% 6/15/34                                                             0            0
  Series B 5.00% 6/15/23 (FSA)                                                       0            0
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                        0            0
  Series B 5.00% 6/15/27 (MBIA)                                                      0            0
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                             0            0
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                            1,000,000    1,176,850
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                 500,000      519,685
Virgin Islands Water & Power Authority Water System Revenue
  5.50% 7/1/17                                                                       0            0
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                            0            0
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                           1,415,000    1,491,509
                                                                                        ------------
                                                                                          3,188,044
                                                                                        ------------
Total Municipal Bonds (cost $650,673,277)                                               104,302,342
                                                                                        ------------

oVariable Rate Demand Notes
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)                     0            0
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38% 7/1/30                                          0            0
                                                                                        ------------
Total Variable Rate Demand Notes (cost $3,425,000)                                                0
                                                                                        ------------

Total Investments at Market                                                             104,302,342
                                                                                        ------------

Total Investments at Cost                                                              $ 99,557,261
                                                                                        ------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)                                                                Delaware Tax-Free USA Fund
                                                                              Pro Forma Combined
                                                                            Par/Shares   Market Value
                                                                         -------------------------------

Municipal Bonds
Corporate Revenue Bonds
Alliance Airport Authority, Texas Special Facilities Revenue
  (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)                        $2,000,000    $2,015,180
Brazos, Texas River Authority Pollution Control Revenue
  (Texas Utilities) 5.40% 5/1/29 (AMT)                                       3,000,000     3,105,000
  o(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                      3,500,000     3,799,705
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                     1,695,000     1,724,273
@Columbus, Kansas Industrial Revenue (ACE Electrical
  Acquisition) 7.00% 8/1/17 (AMT)                                              800,000       208,000
Connecticut State Development Authority Pollution Control
  Revenue (Connecticut Light & Power) Series A 5.85% 9/1/28                  4,000,000     4,189,360
Indianapolis, Indiana Airport Authority Revenue Special
  Facilities (Federal Express Corp. Project)
  5.10% 1/15/17 (AMT)                                                        2,750,000     2,886,098
  Series 1998 5.50% 5/1/29 (AMT)                                             2,000,000     2,045,180
Mason County, West Virginia Pollution Control Revenue
  (Appalachian Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)             3,000,000     3,241,410
Mississippi Business Finance Corporation Pollution Control
  Revenue (System Energy Resources, Inc. Project)
  5.90% 5/1/22                                                               3,000,000     3,004,920
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Triumph Foods Project) Series A 5.25% 3/1/25                        500,000       517,475
Petersburg, Indiana Pollution Control Revenue (Indianapolis
  Power & Light Co. Project)
  6.375% 11/1/29 (AMT)                                                       5,000,000     5,399,649
  6.625% 12/1/24                                                             4,500,000     4,590,180
Phenix City, Alabama Industrial Development Board
  Environmental Improvement Revenue (Mead Westvaco Corp.
  Project) Series A 6.35% 5/15/35 (AMT)                                      3,000,000     3,225,090
oPort Morrow, Oregon Pollution Control Revenue (Portland
  General Electric Co.) Series A 5.20% 5/1/33                                2,600,000     2,666,586
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo Inc. Project)
  6.25% 11/15/13                                                             1,250,000     1,295,150
Richmond County, Georgia Development Authority
  Environmental Improvement Revenue (International Paper Co.
  Project) Series B 5.95% 11/15/25 (AMT)                                     5,000,000     5,306,200
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC) (AMT)                                                  500,000       529,380
Suffolk County, New York Industrial Development Agency Revenue
  (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                  3,500,000     3,637,690
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                           500,000       520,465
oSweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                  5,000,000     5,107,800
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC
  Corp. Project) 5.60% 12/1/35 (AMT)                                         5,000,000     5,264,250
                                                                                        --------------
                                                                                          64,279,041
                                                                                        --------------

Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic
  Facilities Revenue (UBF Faculty Student Housing) Series A
  5.75% 8/1/30 (AMBAC)                                                       1,300,000     1,415,323
Broward County Educational Facilities Authority Revenue
  (Nova Southeastern University) 5.25% 4/1/27 (RADIAN)                       1,000,000     1,042,890
Chattanooga, Tennessee Health Educational & Housing
  Facilities Board Revenue (CDFI Phase I, LLC. Project) Series A
  5.125% 10/1/35                                                             3,500,000     3,511,200
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/30                                               5,000,000     5,439,200
Illinois Financial Authority Revenue (Illinois Institute of Technology)
  Series A 5.00% 4/1/36                                                      2,600,000     2,660,528
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C
  5.75% 7/1/33                                                                 500,000       532,350
Massachusetts State Health & Educational Facilities
  Authority Revenue (Harvard University) Series A
  5.00% 7/15/36                                                              5,005,000     5,277,923
  (Nichols College Project) Series C
  6.00% 10/1/17                                                                950,000     1,002,469
  6.125% 10/1/29                                                             1,000,000     1,054,340
Miami-Dade County Educational Facilities Authority (University of
  Miami) Series A 5.75% 4/1/29 (AMBAC)                                       2,000,000     2,145,520
Milledgeville-Baldwin County, Georgia Development Authority
  Revenue (Georgia College & State University Foundation
  Project) 6.00% 9/1/33                                                      1,000,000     1,093,100
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)     1,000,000     1,029,940
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                          3,070,000     3,085,473
New Jersey State Educational Facilities Authority Revenue
  (Stevens Institute of Technology) Series B 5.25% 7/1/24                    2,085,000     2,178,033
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                 1,000,000     1,079,380
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                        2,000,000     2,077,340
  ^5.50% 7/1/21 (MBIA)                                                       2,000,000     1,048,700
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A
  5.45% 10/1/32                                                              1,000,000     1,026,820
  (College Independent Student Housing Project) Series A
  5.25% 7/1/30 (XLCA)                                                        1,630,000     1,738,395
  (Linfield College Project) Series A 5.00% 10/1/30                            600,000       616,062
Pennsylvania State Higher Educational Facilities Authority
  Revenue (Widener University) 5.375% 7/15/29                                1,000,000     1,052,690
Texas University Revenue (FING System) Series B 5.00% 8/15/37                7,070,000     7,397,269
University of Central Florida Athletics Association Revenue
  Certificates of Participation Series A 5.25% 10/1/34 (FGIC)                2,500,000     2,651,875
University of the Virgin Islands Series A 5.375% 6/1/34                        500,000       524,460
Vermont University & State Agriculture College
  5.125% 10/1/37 (AMBAC)                                                     1,000,000     1,050,810
                                                                                           --------------
                                                                                             51,732,090
                                                                                           --------------
Electric Revenue Bonds
Chelan County, Washington Public Utilities District
  #001 Consolidated Revenue (Chelan Hydro System) Series A
  5.45% 7/1/37 (AMBAC) (AMT)                                                 5,000,000     5,339,550
Emerald Peoples, Oregon Utilities District Series A 5.25% 11/1/22 (FSA)        750,000       808,845
Long Island, New York Power Authority Electric Systems
  Revenue Series B 5.00% 12/1/35                                             1,770,000     1,845,491
Florida State Municipal Power Agency Revenue (Stanton II Project)
  5.00% 10/1/26 (AMBAC)                                                      2,000,000     2,082,320
Lower Colorado River Authority Texas Revenue Refunding
  Series A 5.875% 5/15/17 (AMBAC)                                            5,500,000     5,849,030
Missouri Joint Municipal Electric Utilities Commission Revenue
  Power Project (Plum Point Project) 5.00% 1/1/34 (MBIA)                     7,000,000     7,359,310
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph
  Light & Power Company Project) 5.85% 2/1/13 (AMBAC)                        2,200,000     2,214,806
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                   1,125,000     1,225,373
Orlando, Florida Utilities Commission Water & Electric
  Revenue 5.25% 10/1/20                                                      2,500,000     2,685,500
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                     6,000,000     6,281,580
  Series NN 5.125% 7/1/29                                                    1,400,000     1,470,210
  Series PP 5.00% 7/1/25 (FGIC)                                              1,000,000     1,060,070
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)             10,000,000    10,378,300
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)            1,000,000     1,136,720
                                                                                        --------------
                                                                                          49,737,105
                                                                                        --------------

Escrowed to Maturity Bonds
Cape Girardeau County, Missouri Industrial Development Authority
Health Care Facilities Revenue (Southeast Missouri Hospital)
  5.25% 6/1/16 (MBIA)                                                          440,000       478,900
^Greene County, Missouri Single Family Mortgage Revenue
  Municipal Multiplier (Private Mortgage Insurance)
  6.10% 3/1/16                                                               1,225,000       834,482
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)                     260,000       264,711
Louisiana Public Facilities Authority Hospital Revenue
  (Southern Baptist Hospital, Inc.) 8.00% 5/15/12                            4,930,000     5,543,933
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (SSM Health Care) Series AA
  6.40% 6/1/10 (MBIA)                                                          500,000       547,470
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway)
  5.50% 1/1/14 (FGIC)                                                        5,000,000     5,561,300
  5.50% 1/1/15 (FGIC)                                                        7,310,000     8,181,791
  5.50% 1/1/16 (FGIC)                                                        1,000,000     1,127,030
Oklahoma State Turnpike Authority Revenue (First Senior)
  6.00% 1/1/22                                                              13,535,000    16,483,465
Umatilla County, Oregon Hospital Facility Authority Revenue
  (Catholic Health Initiatives) Series A 5.50% 3/1/32                        1,000,000     1,072,380
Virgin Islands Public Finance Authority Revenue Series A
  7.30% 10/1/18                                                              2,200,000     2,749,318
                                                                                        --------------
                                                                                          42,844,780
                                                                                        --------------

Health Care Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District
  Revenue (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)             3,000,000     3,153,780
California Statewide Communities Development Authority
  Revenue (Kaiser Permenante) 5.25% 3/1/45                                   8,500,000     8,884,709
Cape Girardeau County, Missouri Industrial Development Authority
  Health Care Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                            560,000       602,986
  (St. Francis Medical Center) Series A 5.50% 6/1/32                         1,000,000     1,060,030
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                              1,000,000     1,089,700
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior
  Housing (St. Clarence Geac) Series A 6.25% 5/1/38                          1,500,000     1,525,845
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                      4,275,000     4,435,227
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                      7,500,000     8,006,924
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                               1,777,611     1,486,741
Duluth, Minnesota Economic Development Authority
  Health Care Facilities Revenue (Benedictine Health System St.
  Mary's Hospital) 5.25% 2/15/33                                             5,000,000     5,188,650
Escambia County Health Facilities Authority (Florida Health Care
  Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)                               560,000       586,466
Florence County, South Carolina Hospital Revenue (McLeod
  Regional Medical Center Project) Series A 5.25% 11/1/27 (FSA)              3,355,000     3,578,309
Gainesville & Hall County, Georgia Development Authority Revenue
  Senior Living Facilities (Lanier Village Estates Project) Series C
  7.25% 11/15/29                                                             1,000,000     1,093,770
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                  3,140,000     3,318,195
Highlands County, Florida Health Facilities Authority Revenue
  (Adventist Health System) Series C 5.25% 11/15/36                          4,500,000     4,745,160
Illinois Financial Authority Revenue Series A
  (Clarke Oaks Project) 6.00% 11/15/39                                       5,800,000     5,939,896
  (Luther Oaks Project) 6.00% 8/15/39                                        3,000,000     3,094,230
Illinois Health Facilities Authority Revenue (Elmhurst
  Memorial Healthcare Project) 5.625% 1/1/28                                 2,000,000     2,125,500
Indian River County Hospital District (Indian River Memorial Hospital)
  6.10% 10/1/18 (FSA)                                                        3,000,000     3,065,580
Jacksonville Economic Development Community Health Care
  Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                            1,000,000     1,040,100
Jacksonville, Florida Economic Development Community
  Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                7,000,000     7,280,699
Johnson City, Tennessee Health and Educational Facilities Board
  Hospital Revenue First Mortgage (Mountain States Health) Series A
  5.50% 7/1/36                                                               3,000,000     3,180,990
Joplin, Missouri Industrial Development Authority Health
  Facilities Revenue (Freeman Health System Project)
  5.375% 2/15/35                                                               255,000       267,023
  5.75% 2/15/35                                                                405,000       439,591
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project)
  Series B 5.75% 7/1/33                                                      1,000,000     1,061,590
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                 1,500,000     1,568,655
Lucas County, Ohio Health Care Facility Revenue (Sunset
  Retirement Communities) Series A 6.625% 8/15/30                            2,000,000     2,143,620
Maryland State Health & Higher Education Facilities Authority
  Revenue (Union Hospital Cecil County Issue) 5.00% 7/1/40                   2,345,000     2,401,538
Miami-Dade County Public Facilities Revenue (Jackson Health
  Systems) Series A 5.00% 6/1/35 (MBIA)                                      1,500,000     1,567,455
Michigan State Hospital Finance Authority Revenue
  (Ascension Health Credit Group) Series B 5.25% 11/15/26                    3,500,000     3,680,670
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                           2,500,000     2,678,450
  (Trinity Health Credit) Series C 5.375% 12/1/30                            6,000,000     6,338,040
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding (Lake Regional Health System
  Project) 5.70% 2/15/34                                                       500,000       531,130
Multnomah County, Oregon Hospital Facilities Authority
  Revenue (Providence Health System) 5.25% 10/1/22                           3,500,000     3,750,810
New York State Dormitory Authority Revenue (Catholic
  Health Services of Long Island - St. Francis Hospital Project)
  5.10% 7/1/34                                                               2,500,000     2,562,750
North Carolina Medical Care Commission Health Care
  Facilities Revenue (First Mortgage - Presbyterian
  Homes) 5.40% 10/1/27                                                       4,000,000     4,112,560
  (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                    6,000,000     6,228,060
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                          1,250,000     1,299,188
North Kansas City, Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                         500,000       523,510
North Miami Health Facilities Authority (Catholic Health
  Services) (LOC Suntrust Bank-Miami) 6.00% 8/15/16                            500,000       510,635
Orange County Health Facilities Authority Revenue (Adventist
  Health System) 5.625% 11/15/32                                             1,000,000     1,073,170
Palm Beach County Health Facilities Authority Revenue (Boca Raton
  Community Hospital) 5.625% 12/1/31                                         2,000,000     2,094,060
Prince William County, Virginia Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                    1,750,000     1,860,233
Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities Revenue (Hospital Auxilio Mutuo
  Obligated Group) Series A 6.25% 7/1/24 (MBIA)                              1,200,000     1,210,128
Shelby County, Tennessee Health Educational & Housing Facilities
  Board Revenue (Trezevant Manor Project) Series A 5.625% 9/1/26             2,500,000     2,518,625
South Broward Hospital District Revenue (Memorial Health Care
  System) 5.625% 5/1/32                                                      3,000,000     3,206,580
South Miami, Florida Health Facilities Authority Hospital
  Revenue (Baptist Health South Florida Group) 5.25% 11/15/33                4,000,000     4,157,520
Tallahassee Health Facilities (Tallahassee Memorial Regional
  Medical Center) Series B 6.00% 12/1/15 (MBIA)                              2,500,000     2,504,350
University Colorado Hospital Authority Revenue Series A
  5.25% 11/15/39                                                             2,000,000     2,076,740
                                                                                       --------------
                                                                                         136,850,168
                                                                                       --------------

Housing Revenue Bonds
Florida Housing Finance Agency (Crossings Indian Run
  Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                         750,000       766,898
  (Landings at Sea Forest Apartments) Series T
  5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                            380,000       388,212
  6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                            700,000       715,064
  (Leigh Meadows Apartments Section 8 HUD) Series N
  6.20% 9/1/26 (AMBAC) (AMT)                                                 2,765,000     2,822,732
  6.30% 9/1/36 (AMBAC) (AMT)                                                 2,000,000     2,041,680
  (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37
  (AMBAC) (AMT)                                                              1,000,000     1,026,800
  (Spinnaker Cove Apartments) Series G 6.50% 7/1/36
  (AMBAC) (FHA) (AMT)                                                          500,000       510,490
  (The Vineyards Project) Series H 6.40% 11/1/15                               500,000       511,105
  (Woodbridge Apartments) Series L 6.15% 12/1/26                             1,750,000     1,789,603
  (AMBAC) (AMT)
  6.25% 6/1/36 (AMBAC) (AMT)                                                 2,000,000     2,045,040
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA) (AMT)                                                 1,150,000     1,205,074
Illinois Development Finance Authority Revenue (Section 8)
  Series A 5.80% 7/1/28 (MBIA) (FHA)                                         2,790,000     2,869,739
Illinois Housing Development Authority Multi Family Revenue
  (Crystal Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)               2,000,000     2,115,060
Milwaukee, Wisconsin Redevelopment Authority
  Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)             1,455,000     1,507,947
Missouri State Housing Development Commission
  Mortgage Revenue Series C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)                   110,000       111,848
Missouri State Housing Development Commission
  Mortgage Revenue Single Family Homeowner
  Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                      285,000       291,404
  Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                       80,000        81,720
  Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                       25,000        25,429
  Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                      115,000       116,783
Missouri State Housing Development Commission
  Multifamily Housing Revenue (Hyder) Series 3 5.60% 7/1/34 (FHA)(AMT)       1,435,000     1,495,256
  (San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)                                 500,000       517,510
New Mexico Mortgage Finance Authority Revenue
  Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                235,000       241,662
  Series E 6.95% 1/1/26 (GNMA) (FNMA)                                          195,000       197,088
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                              1,300,000     1,324,713
Orange County Housing Finance Authority Homeowner Revenue
  Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)                                    295,000       301,463
Oregon Health, Housing, Educational, & Cultural Facilities
  Authority Revenue (Pier Park Project) Series A 6.05% 4/1/18
  (GNMA) (AMT)                                                               1,095,000     1,097,113
Oregon State Housing & Community Services Department
  Mortgage Revenue Single Family Mortgage Program Series R
  5.375% 7/1/32 (AMT)                                                        1,100,000     1,124,299
Santa Fe, New Mexico Single Family Mortgage Revenue Series B-1
  6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                            175,000       177,357
St. Louis County, Missouri Industrial Development Authority
  Housing Development Revenue Refunding (Southfield &
  Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                               1,000,000     1,025,760
Volusia County Multifamily Housing Finance Authority (San Marco
  Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)                                500,000       514,850
Waukesha, Wisconsin Housing Authority Multifamily Revenue
  (Westgrove Woods) Series A 6.00% 12/1/31 (GNMA) (AMT)                      1,500,000     1,530,285
                                                                                        --------------
                                                                                          30,489,984
                                                                                        --------------

Lease Revenue Bonds
Battery Park City, New York Authority Revenue Series A
  5.25% 11/1/22                                                              2,250,000     2,432,363
California State Public Works Board Lease Revenue (Department
  of General Services-Butterfield Street) Series A 5.25% 6/1/30              2,750,000     2,908,840
Chesterfield, Missouri Certificates of Participation
  5.00% 12/1/24 (FGIC)                                                       1,000,000     1,057,980
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/09 (MBIA)         1,000,000     1,051,350
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series A 5.00% 6/1/21 (AMBAC)                           1,000,000     1,051,020
Lake County School Board Series A 5.00% 6/1/30 (AMBAC)                       1,750,000     1,828,698
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                  700,000       755,832
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                              1,435,000     1,497,509
  5.50% 12/1/24                                                              2,480,000     2,621,459
  5.625% 12/1/28                                                             2,930,000     3,118,780
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                            500,000       512,090
  (Sewer System Improvement Project) Series C
  5.00% 3/1/25                                                                 605,000       619,659
New York City, New York Industrial Development Agency Revenue
  (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                       3,000,000     3,045,360
Oregon State Department of Administrative Services
  Certificates of Participation Refunding Revenue
  Series A 5.00% 5/1/30 (FSA)                                                  500,000       522,675
  Series C 5.25% 11/1/15 (MBIA)                                              1,000,000     1,073,610
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                    4,000,000     4,251,199
Pasco County School Board Series A 5.00% 8/1/30 (AMBAC)                      1,000,000     1,049,470
Puerto Rico Commonwealth Industrial Development
  Company General Purpose Revenue Series B 5.375% 7/1/16                     1,000,000     1,031,040
Puerto Rico Public Buildings Authority Revenue (Guaranteed
  Government Facilities)
  Series F 5.25% 7/1/25                                                        930,000     1,023,521
  Series I 5.25% 7/1/33                                                     12,000,000    12,535,440
  oSeries J 5.00% 7/1/36 (AMBAC)                                             2,000,000     2,129,260
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AM0AC)              1,000,000     1,045,940
St. Charles County, Missouri Public Water Supply District #2 Revenue
  Certificate of Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                              1,000,000     1,056,660
  Series B 5.10% 12/1/25 (MBIA)                                                500,000       516,635
St. Louis, Missouri College District Leasehold Revenue
  5.00% 3/1/23 (AMBAC)                                                       1,000,000     1,057,060
^St. Louis, Missouri Industrial Development Authority
  Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)          3,035,000     1,654,894
                                                                                        --------------
                                                                                          51,448,344
                                                                                        --------------

Local General Obligation Bonds
Benton & Linn Counties, Oregon School District #509J (Corvallis)
  5.00% 6/1/21 (FSA)                                                         1,000,000     1,055,250
Boerne, Texas Independent School District Building
  5.25% 2/1/27 (PSF)                                                         4,000,000     4,254,760
  5.25% 2/1/29 (PSF)                                                         2,960,000     3,145,089
Clackamas County, Oregon School District #86 (Canby)
  5.00% 6/15/25 (FSA)                                                          500,000       530,810
Des Peres, Missouri Refunding 5.375% 2/1/20 (AMBAC)                          1,000,000     1,102,290
Deschutes County, Oregon Refunding 5.00% 12/1/16 (FSA)                         500,000       532,815
Enterprise Community Development District Special
  Assessment 6.10% 5/1/16 (MBIA)                                               695,000       696,383
Greene County, Missouri Reorganization School District
  R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)                             1,500,000     1,585,590
Henderson, Nevada Local Improvement Districts #T-18
  5.30% 9/1/35                                                               3,475,000     3,518,855
Hollywood Community Redevelopment Agency
  5.625% 3/1/24                                                              1,200,000     1,278,840
Jackson County, Missouri Special Obligation 5.50% 12/1/17 (MBIA)               845,000       924,438
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)            500,000       526,635
Julington Creek Plantation Community Development
  District Special Assessment 5.00% 5/1/29 (MBIA)                              200,000       207,852
Lammersville, California School District Community Facilities
  District #2002 (Mountain House) 5.125% 9/1/35                              3,750,000     3,790,950
Lane County, Oregon School District #19 (Springfield) Refunding
  6.00% 10/15/14 (FGIC)                                                        500,000       577,855
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)            2,160,000     2,306,210
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)                    700,000       728,742
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)           1,250,000     1,359,663
New York City, New York
  Series G 5.00% 12/1/33                                                     4,900,000     5,089,189
  Series H 6.125% 8/1/25                                                       315,000       324,771
  Series I 5.00% 8/1/21                                                      2,500,000     2,625,700
  Series I 5.125% 3/1/23                                                     5,875,000     6,176,211
  Series J 5.00% 3/1/35                                                      4,000,000     4,155,720
  Series J 5.25% 6/1/28                                                      5,400,000     5,718,492
Portland River, Oregon District Urban Renewal &
  Redevelopment Interstate Corridor Series A 5.00% 6/15/23 (AMBAC)             250,000       262,975
Port St. Lucie 5.00% 7/1/35 (MBIA)                                           2,000,000     2,106,260
Powell, Ohio 5.50% 12/1/32 (FGIC)                                            2,000,000     2,167,780
Taney County, Missouri Reorganization School
  District R-V (Hollister School District Direct Deposit Project)
  5.00% 3/1/22 (FSA)                                                         1,000,000     1,051,770
^Umatilla County, Oregon School District #6 R Umatilla Refunding
  5.50% 12/15/22 (AMBAC)                                                       200,000        98,434
                                                                                        --------------
                                                                                          57,900,329
                                                                                        --------------

ss.Pre-Refunded Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A
   5.90% 10/1/30-10 (AMBAC)                                                  6,000,000     6,579,720
Deschutes County, Oregon Administrative School District
  #1 Series A 5.125% 6/15/21-11 (FSA)                                        1,000,000     1,065,800
Deschutes County, Oregon Hospital Facilities Authority Hospital
  Revenue (Cascade Health Services) 5.60% 1/1/32-12                          1,250,000     1,362,988
Florida Housing Finance Agency (Mariner Club Apartments)
  Series K-1 6.25% 9/1/26-07(AMBAC) (AMT)                                      300,000       309,138
  6.375% 9/1/36-07 (AMBAC) (AMT)                                               525,000       541,312
  (Sterling Palms Apartments) Series D-1
  6.30% 12/1/16-06 (AMBAC) (AMT)                                               895,000       917,831
  6.40% 12/1/26-06 (AMBAC) (AMT)                                             1,500,000     1,538,625
  6.50% 6/1/36-06 (AMBAC) (AMT)                                              6,540,000     6,710,040
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                            8,500,000     9,397,939
  5.625% 6/1/38-13                                                           7,500,000     8,347,800
Highlands County Health Facilities Authority (Adventist Health
  System/Sunbelt) Series A 6.00% 11/15/31-11                                 1,500,000     1,674,300
Illinois Educational Facilities Authority Student Housing
  Revenue (Educational Advancement Fund - University
  Center Project) 6.25% 5/1/34-07                                              500,000       506,805
Jacksonville Port Authority Seaport Revenue 5.70%
   11/1/30-10 (MBIA) (AMT)                                                     205,000       219,606
Jackson, Oregon School District #6 Central Point
  5.25% 6/15/20-10 (FGIC)                                                    1,175,000     1,243,326
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10 (FSA)       1,000,000     1,079,000
Lee County Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                   3,000,000     3,271,710
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                1,500,000     1,589,115
Linn County, Oregon Community School District #9 Lebanon
  5.60% 6/15/30-13 (FGIC)                                                    2,000,000     2,228,320
Maryland State Economic Development Corporation,
  Student Housing Revenue (University of Maryland College
  Park Project) 5.625% 6/1/35-13                                             1,125,000     1,245,308
Mississippi Development Bank Special Obligation (Madison
  County Hospital Project) 6.30% 7/1/22-09                                   2,070,000     2,254,499
New York City, New York Series H 6.125% 8/1/25-07                            4,685,000     4,842,885
Oregon State Department of Administrative Services
  Certificates of Participation Series A 5.80% 5/1/24-07 (AMBAC)             1,000,000     1,024,710
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma
  State University) Series A 6.375% 6/1/30-11                                4,000,000     4,460,960
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30-11 (FSA)                                                       920,000       982,321
  5.375% 7/1/21-07 (MBIA)                                                       50,000        51,521
  Series A 5.125% 7/1/31-11                                                  3,495,000     3,731,751
Puerto Rico Commonwealth Highway & Transportation
  Authority Revenue Series D 5.25% 7/1/38-12                                 3,000,000     3,250,830
Puerto Rico Housing, Bank & Finance Agency Single
  Family Mortgage Revenue 6.25% 4/1/29-07 (GNMA)
  (FNMA) (FHLMC) (AMT)                                                       1,240,000     1,255,599
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                           1,000,000     1,021,720
Tampa Utilities Tax Revenue Series A
  6.00% 10/1/17-09 (AMBAC)                                                   1,000,000     1,079,130
  6.125% 10/1/18-09 (AMBAC)                                                  1,000,000     1,082,600
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                   1,250,000     1,341,625
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                        800,000       884,976
                                                                                        --------------
                                                                                          77,093,810
                                                                                        --------------

Special Tax Bonds
Bi-State Development Agency Missouri - Illinois Metropolitan
  District (Metrolink Cross County Project) Series B
  5.00% 10/1/32 (FSA)                                                        2,000,000     2,085,260
Florida Hurricane Catastrophe Fund Financial Corporation Revenue
  Series A 5.00% 7/1/12                                                      2,500,000     2,668,325
Florida State Board of Education (Lottery Revenue) Series A
  6.00% 7/1/14 (FGIC)                                                        1,000,000     1,091,440
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)             1,000,000     1,049,680
Jacksonville Excise Taxes Revenue Series B
  5.00% 10/1/26 (AMBAC)                                                      1,000,000     1,039,530
  5.125% 10/1/32 (FGIC)                                                      1,000,000     1,053,560
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                               1,500,000     1,492,425
  5.125% 1/1/37                                                              1,500,000     1,507,470
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/31                                                              1,000,000     1,049,340
  5.75% 6/15/34                                                              2,000,000     2,130,920
New York City, New York Transitional Finance Authority
  Series D 5.00% 2/1/31                                                      5,000,000     5,195,700
New York State Dormitory Authority State Personal
  Income Tax Revenue Education 5.00% 3/15/31                                 5,200,000     5,471,856
New York State Sales Tax Asset Receivables Series A
  5.25% 10/15/27 (AMBAC)                                                     1,000,000     1,080,510
&Palm Beach County Criminal Justice Facilities Revenue
  5.75% 6/1/12 (FGIC)                                                       15,000,000    16,617,150
^Puerto Rico Commonwealth Infrastructure Financing
  Authority Series A 4.60% 7/1/30 (FGIC)                                     2,500,000       846,075
Puerto Rico Convention Center District Authority Revenue (Hotel
  Occupancy Tax) 5.00% 7/1/31 (AMBAC)                                        6,250,000     6,636,125
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay
  Arena Project) 5.75% 10/1/20 (MBIA)                                        1,000,000     1,164,760
Truth or Consequences, New Mexico Gross Receipts Tax
  Revenue 6.30% 7/1/16                                                       1,000,000     1,001,820
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue
  Project) Series A 5.60% 12/1/16                                            4,500,000     4,688,055
                                                                                        --------------
                                                                                          57,870,001
                                                                                        --------------

State General Obligation Bonds
California State
  5.00% 2/1/26 (AMBAC)                                                       5,570,000     5,819,369
  5.00% 2/1/33                                                               6,350,000     6,550,025
  5.25% 2/1/30 (MBIA)                                                        3,500,000     3,711,050
Illinois State Series A 5.00% 3/1/34                                         7,000,000     7,259,070
Maryland State & Local Facilities Land Capital Improvement Series A
  5.00% 8/1/11                                                               5,000,000     5,327,300
  5.00% 3/1/12                                                               8,000,000     8,567,520
  5.25% 3/1/13                                                              10,000,000    10,947,500
  5.50% 8/1/14                                                               5,000,000     5,620,600
Pennsylvania State First Series
  5.00% 7/1/11                                                               5,955,000     6,320,161
  5.00% 7/1/13                                                               3,000,000     3,236,250
Puerto Rico Commonwealth Public Improvement
  5.125% 7/1/30 (FSA)                                                          965,000     1,011,368
  5.25% 7/1/27 (FSA)                                                           705,000       745,248
  Series A 5.125% 7/1/31                                                     7,880,000     8,058,640
  Series A 5.25% 7/1/23                                                        500,000       529,400
  Series A 5.50% 7/1/19 (MBIA)                                              11,500,000    13,211,430
                                                                                        --------------
                                                                                          86,914,931
                                                                                        --------------

Transportation Revenue Bonds
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31            7,100,000     7,489,577
Capital Trust Agency Florida Revenue
  (Fort Lauderdale/Cargo Acquisition Project)
  5.75% 1/1/32 (AMT)                                                         3,750,000     3,921,263
  (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                     2,395,000     2,579,008
Dallas-Fort Worth, Texas International Airport Revenue
  Series A 5.50% 11/1/31 (FGIC) (AMT)                                        1,500,000     1,597,875
Grapevine, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.50% 1/1/24 (AMT)                                               920,000       991,797
Houston, Texas Industrial Development Corporate Revenue
  (Air Cargo) 6.375% 1/1/23 (AMT)                                            2,000,000     2,142,740
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30
  (MBIA) (AMT)                                                                 295,000       313,904
Metropolitan, New York Transportation Authority
  Revenue Refunding Series A 5.00% 11/15/30 (FSA)                            3,000,000     3,132,390
Miami-Dade County Aviation Revenue (Miami International
  Airport) Series B 5.00% 10/1/37 (FGIC)                                     1,000,000     1,042,480
Miami-Dade County Aviation Revenue Series A
  5.00% 10/1/33 (FSA) (AMT)                                                    500,000       513,290
Pennsylvania State Turnpike Commission Revenue Series A
  5.00% 12/1/34 (AMBAC)                                                        500,000       523,530
Port of Oakland, California Revenue Series K 5.75%
  11/1/29 (FGIC) (AMT)                                                       3,500,000     3,703,700
Puerto Rico Commonwealth Highway & Transportation
  Series G 5.00% 7/1/42                                                        800,000       812,528
Authority Revenue Series K 5.00% 7/1/35                                      3,500,000     3,581,340
South Carolina Transportation Infrastructure Revenue Series A
  5.00% 10/1/33 (AMBAC)                                                      7,500,000     7,796,474
St. Louis, Missouri Airport Revenue (Capital Improvement Project)
  Series A 5.375% 7/1/21 (MBIA)                                              1,635,000     1,749,957
                                                                                        --------------
                                                                                          41,891,853
                                                                                        --------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                   4,375,000     4,688,513
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                        1,000,000     1,080,090
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)             1,000,000     1,065,300
Metropolitan St. Louis, Missouri Sewer District Wastewater
  Revenue Series A 5.00% 5/1/34 (MBIA)                                       1,250,000     1,305,313
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control Revenue Unrefunded
  Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)         1,060,000     1,062,056
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue
  Series A 5.125% 6/15/34                                                   12,125,000    12,720,700
  Series A 5.25% 6/15/34                                                     3,705,000     3,930,190
  Series B 5.00% 6/15/23 (FSA)                                               1,000,000     1,057,040
Portland, Oregon Sewer Systems Revenue (Second Lien)
  Series A 5.00% 6/1/23 (FSA)                                                  325,000       341,783
  Series B 5.00% 6/15/27 (MBIA)                                              1,000,000     1,061,130
Sacramento County, California Sanitation District Financing
  Authority Revenue 5.00% 12/1/36 (FGIC)                                     4,000,000     4,222,440
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                            1,000,000     1,176,850
Village Center Community Development District Utility
  Revenue 5.00% 10/1/36 (MBIA)                                                 500,000       519,685
Virgin Islands Water & Power Authority Water System Revenue
  5.50% 7/1/17                                                                 510,000       525,479
West Virginia State Water Development Authority Revenue
  (Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)                    2,890,000     3,162,267
Winter Haven Utilities Systems Revenue Refunding &
  Improvement 5.00% 10/1/30 (MBIA)                                           1,415,000     1,491,509
                                                                                        --------------
                                                                                          39,410,345
                                                                                        --------------
Total Municipal Bonds (cost $650,673,277)                                                788,462,781
                                                                                        --------------

oVariable Rate Demand Notes
Alexandria, Virginia Industrial Development Authority
  (Institutional Defense Analyses Project) 3.44% 10/1/30 (AMBAC)             1,925,000     1,925,000
New Jersey Health Care Facilities Financing Authority Revenue
  (Computer Program) Series A1 3.38% 7/1/30                                  1,500,000     1,500,000
                                                                                        --------------
Total Variable Rate Demand Notes (cost $3,425,000)                                         3,425,000
                                                                                        --------------

Total Investments at Market                                                              791,887,781
                                                                                        --------------

Total Investments at Cost                                                              $ 753,655,538
                                                                                        --------------

ss.Pre-Refunded  Bonds are  municipals  that are generally  backed or secured by
U.S. Treasury bonds. For Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable rate notes. The interest rate shown is the rate as of August 31, 2006.

&Security  held in  trust  in  connection  with  the  Inverse  Floater  security
$7,500,000,  7.77%,  6/1/12.  For additional  information on the Inverse Floater programs, see Notes 8 & 10 in "Notes to Financial Statements."

@Illiquid  security.  At August  31,  2006,  the  aggregate  amount of  illiquid securities  equals $208,000,  which  represented 0.03% of the Fund's net assets.
See Note 8 in "Notes to Financial Statements."

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Assurance Corporation
AMT -- Subject to Alternative Minimum Tax
CDFI -- Community Development Financial Institutions
FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FHLMC -- Insured by the Federal Home Loan Mortgage Corporation
FNMA -- Insured by Federal National Mortgage Association
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
HUD -- Housing and Urban Development
LOC -- Letter of Credit
MBIA -- Insured by the Municipal Bond Insurance Association
PSF -- Insured by Permanent School Fund
RADIAN -- Insured by Radian Asset Assurance
VHA -- Veterans Health Administration
XLCA -- Insured by XL Capital Assurance

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment advisor of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2006 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers two series:  Delaware  Tax-Free USA Fund and Delaware  Tax-Free
USA Intermediate  Fund. These financial  statements and related notes pertain to the Delaware Tax-Free USA Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended.  The Fund offers Class A, Class B and Class C shares. Class
A shares are sold with a front-end  sales  charge of up to 4.50%.  Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if  redeemed  during the first two  years,  provided  that a  financial advisor was paid a commission  on the purchase of those  shares.  Class B shares are sold with a contingent  deferred  sales charge that declines from 4% to zero depending  upon the period of time the  shares  are held and will  automatically convert to Class A shares on a quarterly basis  approximately  eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent  with prudent  investment  management and  preservation  of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of  Delaware  Tax-Free  Florida  Insured  Fund by
Delaware  Tax-Free USA Fund. The following notes refer to the  accompanying  pro forma  financial  statements as if the  above-mentioned  acquisition of Delaware
Tax-Free  Florida Insured Fund by Delaware  Tax-Free USA Fund had taken place as of September 1, 2005.

Under the terms of the Agreement and Plan of Reorganization,  the combination of
Delaware  Tax-Free  Florida Insured Fund and Delaware  Tax-Free USA Fund will be accounted  for by a method of  accounting  for  tax-free  mergers of  investment companies.  The  acquisition  would  be  accomplished  by  an  acquisition  (the
"Transaction")  of the net assets of Delaware  Tax-Free  Florida Insured Fund in exchange  for shares of the Delaware  Tax-Free USA Fund at net asset value.  The statement of assets and liabilities  and the related  statement of operations of
Delaware  Tax-Free Florida Insured Fund and Delaware Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2006.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements  of Delaware  Tax-Free  Florida  Insured Fund and
Delaware  Tax-Free USA Fund  included in their annual  reports  dated August 31,
2006.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures,  or with respect to foreign securities,  aftermarket trading or significant  events after local market trading (e.g.,  government  actions or pronouncements,  trading  volume  or  volatility  on  markets,  exchanges  among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented, and disclosed in the financial statements. FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Fund's tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more-likely-than-not  threshold  would  be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all  open  tax  years as of the  effective  date.  Although  the  Fund's  tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses  include,  but are not  limited  to,  interest  expense,  remarketing  fees,  liquidity  fees,  and trustees' fees from the Delaware  Tax-Free USA Fund's  participation  in inverse floater  programs where the Fund has  transferred  its own bonds to a trust that issues  floating rate  securities and inverse  floating rate  securities with an aggregate  principal amount equal to the principal of the transferred bonds. The
Fund receives the inverse  floating rate  securities  and cash from the trust in consideration  of the conveyance of the municipal  bonds to the trust.  The cash received is treated as a form of liability  for  accounting  purposes.  Interest expense is recorded by the Fund based on the interest  rate of the floating rate securities.  Remarketing  fees,  liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the year ended  August 31, 2006,  Delaware  Tax-Free USA Fund had an average daily liability from the participation in inverse floater programs of $7,500,000 and recorded interest expense at an average rate of 3.36%.

Other - Expenses  directly  attributable to the Fund are charged directly to the
Fund.   Other   expenses   common  to  various   funds   within   the   Delaware
Investments(R)Family  of Funds are  allocated  amongst the funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.
Security  transactions  are recorded on the date the securities are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in calculating realized gains and losses on the sale of investment  securities are those of the specific  securities  sold.  Interest  income is recorded on the accrual  basis.
Discounts  and premiums are  amortized to interest  income over the lives of the respective  securities.  The Fund declares  dividends  daily from net investment income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are  maintained,  which are used to offset  custody fees.  The expenses paid under the above  arrangement  are included in the "custodian  fees" expense caption on the Statement of Operations  with the  corresponding  expense  offset shown as "expenses paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the Transaction  between  Delaware  Tax-Free  Florida Insured
Fund and Delaware  Tax-Free USA Fund are  estimated to be $87,380.  The costs of the  Transaction,  including costs of soliciting  proxies in connection with the shareholder meeting,  will be shared by the following parties in the percentages indicated:  30% by  Delaware  Tax-Free  Florida  Insured  Fund,  30% by Delaware
Tax-Free USA Fund and 40% by Delaware  Management  Company ("DMC"),  a series of
Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
     with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual operating expenses,  exclusive of 12b-1 plan expenses, taxes, interest,  inverse
floater  program   expenses,   brokerage  fees,   certain  insurance  costs  and
non-routine expenses or costs, including,  but not limited to, those relating to
reorganizations,   litigation,   certain   Trustee   retirement  plan  expenses,
conducting  shareholder  meetings and liquidations  (collectively,  "non-routine expenses"),  do not exceed 0.61% of average daily net assets of the Fund through
August 31, 2008.  Prior to February 15, 2007,  DMC had  contractually  agreed to waive its fees and/or  reimburse  expenses in order to prevent  total  operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, non-routine expenses and certain  insurance costs) from exceeding 0.62% of the average daily net  assets  of the  Fund.  In  addition  to the  fee  waiver/fee  reimbursement currently in place for the Fund through August 31, 2008,  DMC has  contractually agreed to cap (the "Expense  Cap") the net expenses of the Fund for at least one year  after the  closing  date of the  Transaction  in order to ensure  that the
Fund's net expenses (excluding inverse floater program expenses and the expenses related to the Transaction) do not exceed the Delaware  Tax-Free Florida Insured
Fund's net expenses (excluding inverse floater program expenses and the expenses related to the  Transaction).  The Expense Cap also  excludes  taxes,  interest, brokerage fees, certain insurance costs and non-routine  expenses.  For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and  expenses,  as may be agreed upon from time to time by the
Fund's Board and DMC.

Delaware  Service  Company,   Inc.  ("DSC"),   an  affiliate  of  DMC,  provides
accounting, administration, dividend disbursing and transfer agent services. The
Fund pays DSC a monthly  fee  computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and  administration  services.  The Fund pays DSC a monthly fee based on the number of shareholder  accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were acquired  prior to June 1, 1992 and 0.25%,  of the average daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participates  in a $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the  basis  of  each  Participant's  allocation  of  the  entire  facility.  The
Participants  may borrow up to a maximum of one third of their net assets  under the facility.  The Fund had no amount  outstanding  as of August 31, 2006, or at any time during the period.

6.   Credit and Market Risks
The Fund  concentrates its investments in securities  issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may participate in inverse floater  programs where it transfers its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds. The inverse  floaters  received by the Fund are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently,  the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a  portfolio's  sensitivity  to changes in interest  rates.  By holding  inverse floaters  with a  different  duration  than the  underlying  bonds that the Fund transferred to the trust,  the Fund seeks to adjust its portfolio's  sensitivity to changes in interest  rates.  The Fund may also invest in inverse  floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield  curve.  Such  securities  are denoted on the  Portfolio of
Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current  refunding." "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from Moody's,  S&P, and/or Fitch Ratings due to the strong credit quality of the  escrow  securities  and  the  irrevocable  nature  of  the  escrow  deposit agreement.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund's ability to dispose of them in a timely  manner and at a fair price when it is  necessary or desirable to do
so. While maintaining oversight,  the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on investments in illiquid assets.  At August
31, 2006, there were no Rule 144A securities in the Fund's  portfolio.  Illiquid securities have been identified on the Portfolio of Investments.

7.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

To vote by Telephone
(1) Read the Proxy Statement/Prospectus and have the Proxy card below at hand.
(2) Call 1-888-221-0697
(3) Follow the recorded instructions.

To vote by Internet
(1) Read the Proxy Statement/Prospectus and have the Proxy card below at hand.
(2) Go to www.proxyweb.com
(3) Follow the on-line instructions.

To vote by Mail
(1) Read the Proxy Statement/Prospectus.
(2) Check the appropriate box on the reverse side.
(3) Sign, date and return the Proxy card in the envelope provided.

  Unless you're voting by Telephone or Internet, please sign, date and return promptly in the return envelope. NO POSTAGE IS REQUIRED.

               DELAWARE TAX-FREE FLORIDA INSURED FUND (THE "FUND")
         A series of Delaware Investments Municipal Trust (the "Trust")

                     MEETING OF SHAREHOLDERS - June 21, 2007
              PROXY SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST

The undersigned,  revoking previous proxies,  hereby appoint(s) A.G. Ciavarelli,
David F. Connor and Kathryn R.  Williams,  or any of them,  attorneys  with full power of substitution,  to vote all shares of the Fund, as indicated below, that the  undersigned is entitled to vote at the above stated Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street,
2nd Floor Auditorium, Philadelphia, PA 19103-7055 on June 21, 2007 at 3:00 p.m.,
Eastern Time, and at any  adjournments  thereof.  All powers may be exercised by two or more of said proxy  holders or  substitutes  voting or acting or, if only one votes and acts,  then by that one. This proxy shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse  side.
Receipt of the Notice of Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED  BY THE FUND.  THE BOARD OF  TRUSTEES
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

                         Date: __________________, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Signature(s) (Joint Owners) (Please sign within box)

THIS PROXY CARD IS ONLY VALID WHEN SIGNED:  To avoid the  additional  expense to the Fund of further solicitation,  please date and sign name(s) above as printed on this card to authorize the voting of your shares as  indicated.  Where shares are  registered  with joint  owners,  only one joint  owner  need sign.  Persons signing as executor, administrator,  trustee or other representative should give full title as such.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                                                         For   Against  Abstain
1. To  approve  an  Agreement  and  Plan  of  Reorganization  between  Delaware  [   ]   [   ]   [   ]
Investments  Municipal  Trust,  on  behalf  of the  Delaware  Tax-Free  Florida
Insured Fund (the  "Acquired  Fund"),  and Delaware  Group  Tax-Free  Fund,  on
behalf  of the  Delaware  Tax-Free  USA  Fund  (the  "Acquiring  Fund"),  which provides for: (i) the  acquisition by the Acquiring Fund of  substantially  all of the assets of the Acquired  Fund,  in exchange  for shares of the  Acquiring
Fund;  (ii) the pro rata  distribution  of shares of the Acquiring  Fund to the shareholders  of the Acquired Fund; and (iii) the  liquidation  and dissolution of the Acquired Fund.

2. To vote upon any other  business as may properly  come before the Meeting or any adjournment thereof.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.